Other Receivables and Prepayment	12 Months Ended
Dec. 31, 2022
Other Receivables and Prepayment [Abstract]
OTHER RECEIVABLES AND PREPAYMENT

NOTE 6 – OTHER RECEIVABLES AND PREPAYMENT

At December 31, 2022 and 2021, other receivables and prepayment consisted of the following:

	December 31, 2022	December 31, 2021
Current
Advances to suppliers	$1,534,605	$1,198,006
VAT recoverable (1)	1,378,449	862,488
Advances to business partners(2)	34,499,312	25,537,541
Others(3)	5,953,078	159,839
Other receivable from investors	6,715,893	5,361,360
	50,081,337	33,119,234
Less: allowance for expected credit losses	(13,877,442)	(6,664,197)
	$36,203,895	$26,455,037
Non-current
Loans to employees	228,274	22,104
Deposit for equity investment (4)	8,700,000	6,435,734
Loan to minority shareholders (5)	673,247	7,861,502
Other	71,582	458,482
	9,673,103	14,777,822
Less: allowance for expected credit losses	(669,139)	(6,632,163)
	$9,003,964	8,145,659

(1)	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future.

(2)	Business partners mostly include suppliers. As of December 31, 2022, the advance to a third party business partner is unsecured, is repayable before December 31, 2023.

(3)	Others mainly consist of partial consideration of share based payments amounting to $2,502,000 and loan to certain non-controlling shareholders of BotBrain amounting to $679,254.

(4)

In 2022 and 2021, deposit for equity investment represents an intended investment in 100% equity interest of Dinoplus Ai Holdings Limited, 100% equity interest of PICOAI US INC, which was consolidated in 2022 and 1.364% equity interest of Beyond Net Service Limited. The investments are carried at cost and assessed for impairment when there are indications that the fair value does not exceed the carrying value.

(5)	The minority shareholders pledged their shares in LKCO for the interest-free loans which are repayable in 2023.

During the years ended December 31, 2022, 2021 and 2020, allowance for expected credit losses amounted to $1,697,978, $5,013,984 and $9,138,995, respectively and was recorded in general and administrative expenses.